Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.4%
		Basic Materials: 0.7%
1,000,000		Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$ 1,050,696	0.0
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	527,485	0.0
1,000,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	1,066,891	0.1
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	1,142,099	0.1
800,000		Cabot Corp., 3.700%, 07/15/2022	830,590	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	556,242	0.0
750,000		Dow Chemical Co/The, 2.100%, 11/15/2030	739,499	0.0
750,000		Dow Chemical Co/The, 3.600%, 11/15/2050	761,624	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	583,033	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,341,596	0.1
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	68,098	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	469,193	0.0
280,000		International Paper Co., 3.800%, 01/15/2026	320,083	0.0
1,000,000		International Paper Co., 4.350%, 08/15/2048	1,225,556	0.1
500,000		Linde, Inc./CT, 1.100%, 08/10/2030	485,234	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	542,212	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	292,282	0.0
1,000,000		Nucor Corp., 2.000%, 06/01/2025	1,045,849	0.0
1,000,000		Nutrien Ltd., 2.950%, 05/13/2030	1,096,529	0.1
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,045,194	0.0
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	531,414	0.0
1,000,000		Linde, Inc./CT, 2.200%, 08/15/2022	1,030,236	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	565,292	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	1,064,014	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,127,164	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	338,929	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	502,991	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,541,686	0.1
			22,891,711	0.7

		Communications: 3.0%
1,000,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,053,422	0.0
1,000,000	(2)	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,121,358	0.0
1,000,000		Alphabet, Inc., 1.100%, 08/15/2030	992,413	0.0
2,000,000		Alphabet, Inc., 1.900%, 08/15/2040	1,925,320	0.1
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,083,128	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,141,029	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,127,806	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,379,371	0.1
2,000,000		AT&T, Inc., 2.250%, 02/01/2032	2,004,644	0.1
1,000,000		AT&T, Inc., 2.300%, 06/01/2027	1,051,211	0.0
2,000,000		AT&T, Inc., 3.300%, 02/01/2052	1,873,422	0.1
2,000,000		AT&T, Inc., 3.500%, 06/01/2041	2,112,612	0.1
5,086,000	(1)	AT&T, Inc., 3.500%, 09/15/2053	4,978,915	0.2
1,770,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	1,701,494	0.1
1,000,000		AT&T, Inc., 3.650%, 06/01/2051	1,014,838	0.0
208,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	201,886	0.0
1,014,000		AT&T, Inc., 4.100%, 02/15/2028	1,173,279	0.0
1,000,000	(2)	AT&T, Inc., 4.250%, 03/01/2027	1,161,793	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,182,088	0.0
1,078,000		AT&T, Inc., 4.500%, 03/09/2048	1,234,723	0.0
500,000		AT&T, Inc., 4.650%, 06/01/2044	570,068	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	529,589	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,735,603	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,780,305	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,335,793	0.1
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,108,609	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	2,225,092	0.1
3,000,000		Comcast Corp., 1.950%, 01/15/2031	3,088,742	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	809,317	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	554,249	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,375,587	0.1
1,000,000		Comcast Corp., 3.750%, 04/01/2040	1,171,442	0.0
724,000		Comcast Corp., 3.969%, 11/01/2047	860,544	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	936,957	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	934,818	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,280,634	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,291,482	0.1
1,500,000		Comcast Corp., 4.700%, 10/15/2048	1,991,825	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	508,507	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,332,599	0.1
1,250,000		Discovery Communications LLC, 3.625%, 05/15/2030	1,392,651	0.1
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	277,681	0.0
1,500,000		eBay, Inc., 2.700%, 03/11/2030	1,593,676	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	559,193	0.0
91,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	101,058	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	631,701	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,571,489	0.1
500,000		Orange SA, 5.500%, 02/06/2044	721,836	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	327,371	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	569,271	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	865,172	0.0
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,043,455	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	1,085,844	0.0
2,000,000		Verizon Communications, Inc., 4.000%, 03/22/2050	2,470,062	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,920,151	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	2,062,953	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	4,013,196	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,245,316	0.1
300,000		ViacomCBS, Inc., 3.700%, 08/15/2024	328,639	0.0
248,000		ViacomCBS, Inc., 3.875%, 04/01/2024	270,424	0.0
250,000		ViacomCBS, Inc., 4.000%, 01/15/2026	280,907	0.0
2,500,000	(2)	ViacomCBS, Inc., 4.200%, 05/19/2032	2,861,565	0.1
390,000		ViacomCBS, Inc., 4.375%, 03/15/2043	414,551	0.0
440,000		ViacomCBS, Inc., 5.850%, 09/01/2043	552,032	0.0
500,000		Vodafone Group PLC, 3.750%, 01/16/2024	546,568	0.0
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,281,584	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,386,342	0.1
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	311,831	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	443,924	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	362,037	0.0
200,000	(2)	Walt Disney Co/The, 1.750%, 08/30/2024	208,369	0.0
1,000,000		Walt Disney Co/The, 1.750%, 01/13/2026	1,040,213	0.0
1,000,000		Walt Disney Co/The, 2.200%, 01/13/2028	1,053,070	0.0
2,000,000		Walt Disney Co/The, 2.650%, 01/13/2031	2,158,910	0.1
3,000,000		Walt Disney Co/The, 3.500%, 05/13/2040	3,371,929	0.1
1,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	1,130,330	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	317,885	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,050,143	0.0
			99,759,843	3.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

		Consumer, Cyclical: 1.6%
208,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	196,328	0.0
846,820		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	794,496	0.0
207,188		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	200,134	0.0
1,082,591		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,029,876	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	533,824	0.0
2,000,000		American Honda Finance Corp., 1.200%, 07/08/2025	2,016,890	0.1
500,000		AutoZone, Inc., 1.650%, 01/15/2031	492,247	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	797,773	0.0
1,000,000		BorgWarner, Inc., 2.650%, 07/01/2027	1,056,971	0.0
500,000		Cummins, Inc., 1.500%, 09/01/2030	497,680	0.0
250,000		Cummins, Inc., 2.600%, 09/01/2050	245,354	0.0
624,909		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	625,941	0.0
750,000		General Motors Co., 6.600%, 04/01/2036	912,542	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	513,842	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,033,755	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	784,246	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	528,396	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	544,067	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,126,099	0.1
1,000,000		General Motors Co., 5.400%, 10/02/2023	1,103,388	0.1
1,000,000		Home Depot, Inc./The, 2.700%, 04/15/2030	1,115,312	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	553,218	0.0
1,000,000		Home Depot, Inc./The, 3.300%, 04/15/2040	1,134,964	0.1
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	3,543,716	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	485,838	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	541,191	0.0
500,000		Lear Corp., 5.250%, 05/15/2049	541,179	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	1,116,151	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	577,927	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	716,901	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	503,812	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	509,189	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	569,988	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	495,974	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	640,249	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	485,586	0.0
1,250,000	(2)	Mohawk Industries, Inc., 3.850%, 02/01/2023	1,327,510	0.1
500,000		NIKE, Inc., 2.375%, 11/01/2026	543,892	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	566,375	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	316,285	0.0
1,250,000		Starbucks Corp., 3.100%, 03/01/2023	1,324,404	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	573,848	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	417,898	0.0
2,000,000		Target Corp., 2.650%, 09/15/2030	2,242,807	0.1
750,000		Target Corp., 2.900%, 01/15/2022	776,093	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,107,458	0.1
1,000,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	1,026,810	0.0
1,000,000		Toyota Motor Credit Corp., 1.800%, 02/13/2025	1,045,662	0.0
1,000,000		Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,049,764	0.0
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,122,326	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	561,832	0.0
403,295		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	396,683	0.0
210,426		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	175,902	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

210,425		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	206,831	0.0
908,244		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	864,287	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	273,304	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	275,672	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	285,614	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	266,819	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	273,871	0.0
500,000		Walmart, Inc., 5.250%, 09/01/2035	725,671	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,090,827	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,079,829	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,131,163	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,183,392	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/2025	336,473	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	219,931	0.0
			51,354,277	1.6

		Consumer, Non-cyclical: 4.9%
1,000,000		Abbott Laboratories, 1.400%, 06/30/2030	1,006,173	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	329,908	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	453,610	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	680,898	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,411,486	0.1
500,000	(1)	AbbVie, Inc., 2.800%, 03/15/2023	522,918	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,655,483	0.1
1,000,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	1,103,828	0.1
500,000	(1)	AbbVie, Inc., 3.250%, 10/01/2022	523,032	0.0
500,000	(1)	AbbVie, Inc., 3.450%, 03/15/2022	518,156	0.0
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,386,597	0.1
750,000	(1)	AbbVie, Inc., 3.800%, 03/15/2025	833,043	0.0
1,000,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	1,145,175	0.1
1,000,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	1,187,386	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	590,357	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	597,088	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,214,326	0.1
750,000	(1)	AbbVie, Inc., 4.550%, 03/15/2035	919,176	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	520,405	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	274,306	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	357,299	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	528,200	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,100,950	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	321,269	0.0
750,000		Altria Group, Inc., 4.800%, 02/14/2029	890,666	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	639,460	0.0
2,000,000		AmerisourceBergen Corp., 2.800%, 05/15/2030	2,139,509	0.1
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	286,430	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	522,056	0.0
2,000,000		Amgen, Inc., 2.300%, 02/25/2031	2,101,618	0.1
1,000,000		Amgen, Inc., 3.150%, 02/21/2040	1,066,376	0.0
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,865,281	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,351,995	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	267,053	0.0
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,807,463	0.1
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,221,266	0.1
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,709,620	0.1
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,757,304	0.1
250,000		Anthem, Inc., 3.500%, 08/15/2024	273,511	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,140,020	0.1
750,000		Anthem, Inc., 4.101%, 03/01/2028	872,828	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	313,991	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	108,215	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	1,179,353	0.1
1,000,000		AstraZeneca PLC, 4.375%, 08/17/2048	1,311,547	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	2,120,546	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	563,832	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,070,980	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	254,834	0.0
1,870,000		Becton Dickinson & Co., 3.125%, 11/08/2021	1,922,930	0.1
750,000		Biogen, Inc., 4.050%, 09/15/2025	856,376	0.0
500,000		Boston Scientific Corp., 1.900%, 06/01/2025	522,692	0.0
500,000		Boston Scientific Corp., 2.650%, 06/01/2030	532,980	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	418,346	0.0
500,000		Bristol Myers Squibb Co., 3.250%, 08/01/2042	575,094	0.0
250,000		Bristol Myers Squibb Co., 3.625%, 05/15/2024	275,591	0.0
500,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	571,377	0.0
1,000,000		Bristol Myers Squibb Co., 3.900%, 02/20/2028	1,186,298	0.1
1,000,000		Bristol Myers Squibb Co., 4.000%, 08/15/2023	1,091,189	0.0
500,000		Bristol Myers Squibb Co., 4.625%, 05/15/2044	671,905	0.0
500,000		Bristol Myers Squibb Co., 5.000%, 08/15/2045	700,274	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,101,428	0.1
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	529,360	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	579,537	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	825,317	0.0
500,000		Cigna Corp., 3.400%, 03/01/2027	561,490	0.0
250,000		Cigna Corp., 3.500%, 06/15/2024	272,884	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,243,255	0.1
500,000		Cigna Corp., 4.800%, 07/15/2046	629,037	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	652,659	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	783,462	0.0
1,000,000		Clorox Co/The, 1.800%, 05/15/2030	1,031,872	0.0
1,000,000	(2)	Coca-Cola Co., 2.900%, 05/25/2027	1,124,627	0.1
1,000,000		Coca-Cola Co., 3.200%, 11/01/2023	1,088,712	0.0
1,000,000		Coca-Cola Co., 1.650%, 06/01/2030	1,036,897	0.0
1,000,000		Coca-Cola Co., 2.500%, 03/15/2051	998,300	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	780,974	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	449,030	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,057,848	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	520,233	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	782,371	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	272,334	0.0
432,000		CVS Health Corp., 3.700%, 03/09/2023	462,897	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	499,971	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	1,171,299	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,213,139	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,551,638	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,262,620	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	255,677	0.0
1,500,000		CVS Health Corp., 2.700%, 08/21/2040	1,441,293	0.1
2,000,000		Diageo Capital PLC, 2.125%, 04/29/2032	2,076,299	0.1
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,084,396	0.0
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,174,607	0.1
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	278,804	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	430,231	0.0
3,750,000		Eli Lilly and Co., 2.250%, 05/15/2050	3,553,058	0.1
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	336,138	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	362,655	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	922,779	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	526,569	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	829,710	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	293,780	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	164,344	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	306,031	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	250,476	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	972,805	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	451,267	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	771,935	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

750,000		Hershey Co/The, 2.300%, 08/15/2026	809,048	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,935,949	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	662,192	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	1,093,233	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	1,125,370	0.1
500,000	(2)	Johnson & Johnson, 2.950%, 03/03/2027	557,429	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,215,100	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	626,521	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	640,881	0.0
1,000,000		Kellogg Co., 2.100%, 06/01/2030	1,026,286	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	558,288	0.0
1,000,000	(2)	Kroger Co., 2.650%, 10/15/2026	1,093,889	0.0
250,000		Kroger Co/The, 4.450%, 02/01/2047	308,770	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,264,718	0.1
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	258,719	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	318,331	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	335,445	0.0
445,000		Medtronic, Inc., 3.500%, 03/15/2025	501,771	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	961,359	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	99,232	0.0
1,000,000		Merck & Co., Inc., 0.750%, 02/24/2026	1,003,836	0.0
1,000,000		Merck & Co., Inc., 1.450%, 06/24/2030	1,016,132	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	300,395	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,240,753	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,271,789	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	566,839	0.0
1,000,000		Mondelez International, Inc., 2.750%, 04/13/2030	1,090,963	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	219,440	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	537,070	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	516,876	0.0
500,000		Novartis Capital Corp., 2.750%, 08/14/2050	538,333	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	560,772	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	552,026	0.0
1,000,000		PayPal Holdings, Inc., 1.650%, 06/01/2025	1,037,103	0.0
1,000,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	1,057,779	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	628,740	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	514,379	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,097,464	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	323,571	0.0
2,500,000		PepsiCo, Inc., 1.625%, 05/01/2030	2,571,745	0.1
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	813,308	0.0
1,000,000	(2)	Pfizer, Inc., 3.450%, 03/15/2029	1,171,261	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,214,049	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,239,286	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	638,863	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	612,953	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,282,994	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	518,191	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	781,052	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	514,340	0.0
500,000		Philip Morris International, Inc., 3.125%, 03/02/2028	553,457	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	275,227	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	566,359	0.0
1,000,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	1,080,667	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	624,947	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,575,123	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	1,173,235	0.1
204,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	207,719	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	564,487	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	276,072	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	848,624	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

150,000		Unilever Capital Corp., 2.600%, 05/05/2024	160,716	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	544,764	0.0
1,000,000		Unilever Capital Corp., 3.500%, 03/22/2028	1,161,925	0.1
1,000,000		UnitedHealth Group, Inc., 2.000%, 05/15/2030	1,047,149	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	524,776	0.0
1,000,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,053,287	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	309,339	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	529,868	0.0
500,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	523,148	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	557,837	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	558,851	0.0
500,000		UnitedHealth Group, Inc., 3.125%, 05/15/2060	537,515	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,081,372	0.0
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,178,453	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,273,099	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	329,536	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	338,355	0.0
1,000,000		Zoetis, Inc., 2.000%, 05/15/2030	1,031,879	0.0
1,000,000		Zoetis, Inc., 3.000%, 05/15/2050	1,074,245	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	585,415	0.0
			161,280,199	4.9

		Energy: 2.3%
1,000,000		Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	1,043,538	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	274,737	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	582,691	0.0
500,000		BP Capital Markets America, Inc., 2.112%, 09/16/2021	507,708	0.0
500,000		BP Capital Markets America, Inc., 2.520%, 09/19/2022	517,467	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,054,967	0.0
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	549,885	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	276,327	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	537,884	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,164,858	0.1
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	276,335	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	549,796	0.0
250,000	(2)	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	268,457	0.0
500,000		Chevron Corp., 2.100%, 05/16/2021	505,110	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	527,711	0.0
500,000		Chevron Corp., 2.895%, 03/03/2024	537,351	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	557,728	0.0
1,000,000		Chevron Corp., 2.978%, 05/11/2040	1,081,524	0.1
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	524,669	0.0
750,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	828,653	0.0
250,000		CNOOC Finance 2014 ULC, 4.875%, 04/30/2044	336,168	0.0
750,000	(2)	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	824,989	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	143,614	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	600,785	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/2039	2,928,296	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/2025	525,005	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	270,478	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	282,388	0.0
500,000		Energy Transfer Operating L.P., 3.600%, 02/01/2023	514,032	0.0
800,000		Energy Transfer Operating L.P., 6.125%, 12/15/2045	803,517	0.0
1,809,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	1,880,005	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	505,613	0.0
1,000,000		Enterprise Products Operating LLC, 3.200%, 02/15/2052	910,041	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	561,048	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	111,101	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	573,376	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	324,184	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,252,736	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,975,461	0.1
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	2,032,579	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	286,440	0.0
1,000,000		Equinor ASA, 2.375%, 05/22/2030	1,058,128	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	255,818	0.0
500,000	(2)	Equinor ASA, 3.625%, 09/10/2028	582,172	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	583,754	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	525,978	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	552,342	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	593,451	0.0
500,000	(2)	Halliburton Co., 2.920%, 03/01/2030	491,945	0.0
27,000		Halliburton Co., 3.500%, 08/01/2023	28,618	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	33,617	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	492,786	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	528,949	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,083,004	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	503,603	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	533,375	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	176,115	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	441,290	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	464,747	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,735,355	0.1
500,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	562,910	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	568,052	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	596,033	0.0
750,000		Kinder Morgan, Inc., 2.000%, 02/15/2031	722,642	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,506,799	0.1
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	256,862	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	468,959	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	417,343	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,092,526	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,117,600	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	328,667	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	907,995	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,059,427	0.1
500,000	(2)	Petroleos Mexicanos, 4.875%, 01/18/2024	494,500	0.0
1,500,000	(2)	Phillips 66, 3.900%, 03/15/2028	1,695,190	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	298,634	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	522,485	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	806,195	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	224,064	0.0
1,500,000		Schlumberger Investment SA, 2.650%, 06/26/2030	1,521,131	0.1
500,000		Shell International Finance BV, 1.750%, 09/12/2021	507,144	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	1,152,938	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,106,742	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	560,685	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,806,673	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	305,431	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	682,764	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,856,891	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	509,384	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	442,152	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/2021	2,036,520	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	531,581	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,365,899	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,521,626	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,257,511	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	443,163	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	547,546	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	563,153	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	561,988	0.0
			74,402,104	2.3

		Financial: 9.6%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,085,783	0.1
500,000		American International Group, Inc., 3.300%, 03/01/2021	504,833	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	314,143	0.0
500,000		Air Lease Corp., 3.000%, 09/15/2023	507,817	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	513,032	0.0
1,000,000		Allstate Corp./The, 3.280%, 12/15/2026	1,138,892	0.1
1,000,000		American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	1,094,429	0.1
750,000		American Express Co., 3.000%, 10/30/2024	814,344	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,065,104	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	515,890	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,130,262	0.1
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,121,439	0.1
1,000,000		American International Group, Inc., 4.375%, 06/30/2050	1,171,675	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	1,057,595	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	553,997	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,063,563	0.0
750,000		American Tower Corp., 3.550%, 07/15/2027	840,430	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	577,650	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,200,118	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	635,185	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	651,042	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	452,182	0.0
500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	532,282	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	523,678	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	520,180	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	628,683	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	829,958	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	659,788	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	454,494	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	455,170	0.0
2,000,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,997,418	0.1
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	522,284	0.0
2,000,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	2,117,362	0.1
2,500,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	2,563,499	0.1
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	1,007,147	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	517,157	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,079,127	0.1
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,124,552	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,658,846	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,122,061	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	532,885	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,156,993	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,667,413	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,470,405	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,158,850	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,298,001	0.1
750,000	(2)	Bank of Montreal, 2.350%, 09/11/2022	780,118	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	1,114,819	0.1
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	514,606	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	777,145	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,053,884	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	853,234	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	574,006	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	524,948	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	505,143	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	782,311	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	521,183	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	579,882	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	841,048	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,111,630	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	330,082	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	813,516	0.0
1,000,000		Truist Financial Corp., 3.950%, 03/22/2022	1,049,029	0.0
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,287,568	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,117,484	0.1
2,000,000		BlackRock, Inc., 1.900%, 01/28/2031	2,077,675	0.1
500,000		BNP Paribas SA, 3.250%, 03/03/2023	534,228	0.0
1,000,000	(1),(2)	BNP Paribas SA, 3.500%, 11/16/2027	1,113,604	0.1
500,000		Boston Properties L.P., 3.250%, 01/30/2031	539,905	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	1,104,687	0.1
500,000		Truist Bank, 3.625%, 09/16/2025	564,576	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	463,075	0.0
1,500,000		Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,753,753	0.1
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	528,155	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	540,929	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	542,348	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	544,853	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	544,259	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	559,230	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	554,838	0.0
1,000,000		Capital One Financial Corp., 3.650%, 05/11/2027	1,105,431	0.1
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,049,225	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,126,252	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,490,882	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	789,617	0.0
1,410,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	1,485,212	0.1
750,000		Citigroup, Inc., 2.700%, 10/27/2022	782,300	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	519,077	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,031,894	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	556,163	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,067,002	0.0
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,177,534	0.1
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,698,511	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,153,804	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	796,621	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,726,622	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	770,054	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	573,090	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	562,888	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,159,736	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	572,790	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	1,058,874	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

615,000		Citigroup, Inc., 8.125%, 07/15/2039	1,073,410	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	505,942	0.0
1,000,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	1,105,799	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	352,779	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	275,962	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	557,758	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	531,630	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	566,951	0.0
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,840,161	0.3
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	776,202	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	851,908	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,016,849	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,076,488	0.0
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,063,825	0.0
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	1,064,146	0.0
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	424,592	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	510,171	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	547,539	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	455,792	0.0
1,000,000		Duke Realty L.P., 1.750%, 07/01/2030	996,904	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	489,173	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	642,392	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	542,103	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	775,784	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,041,975	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	441,699	0.0
1,000,000	(1)	GE Capital Funding LLC, 4.050%, 05/15/2027	1,078,676	0.0
1,000,000	(1)	GE Capital Funding LLC, 4.550%, 05/15/2032	1,077,617	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,144,359	0.2
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,618,281	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	529,578	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	553,147	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	563,295	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	569,856	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	562,492	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	555,934	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,099,489	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	800,831	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,800,994	0.2
250,000		Healthpeak Properties, Inc., 3.875%, 08/15/2024	277,389	0.0
500,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	562,787	0.0
1,000,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,042,235	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,081,152	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	836,085	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	338,684	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	552,183	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	575,462	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	512,918	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,615,898	0.2
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	270,094	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,088,612	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	518,966	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,128,189	0.1
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	980,439	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,000,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,044,860	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	550,535	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	818,779	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	806,723	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,126,042	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	841,444	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,131,797	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	885,137	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,165,595	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,165,283	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	3,407,073	0.1
2,000,000	(3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	2,143,212	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	1,093,943	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	549,174	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	518,592	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	775,000	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	561,238	0.0
500,000		Kilroy Realty L.P., 2.500%, 11/15/2032	488,202	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	453,648	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	276,255	0.0
1,500,000		Kimco Realty Corp., 2.700%, 10/01/2030	1,526,292	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	1,006,591	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	2,005,453	0.1
3,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,082,895	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,318,891	0.3
3,000,000		Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	3,002,798	0.1
750,000		Lincoln National Corp., 3.625%, 12/12/2026	847,519	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,152,101	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	528,777	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	519,986	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	771,938	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	547,853	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,089,626	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	557,584	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	285,200	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,034,292	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	541,759	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	587,202	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	698,935	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,061,343	0.0
1,000,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	1,047,880	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	442,449	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,166,999	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	529,171	0.0
500,000		MetLife, Inc., 4.050%, 03/01/2045	608,985	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	487,464	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	395,963	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	858,163	0.0
1,000,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	987,113	0.0
251,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	253,745	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	532,654	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	559,042	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	856,922	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	519,355	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	543,882	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	585,490	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,058,046	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	552,703	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,970,825	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	848,418	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	554,702	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,140,215	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	827,170	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	570,576	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	848,523	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,081,265	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	847,202	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	578,385	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	865,641	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,174,319	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	546,452	0.0
1,000,000	(2)	National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,060,582	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	332,750	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/2022	311,479	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	820,549	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	289,830	0.0
3,000,000	(1)	Ontario Teachers' Finance Trust, 0.375%, 09/29/2023	2,996,279	0.1
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	2,083,190	0.1
500,000		PNC Bank NA, 2.700%, 11/01/2022	522,514	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	836,131	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	561,644	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	524,878	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	533,593	0.0
1,500,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	1,547,380	0.1
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	320,592	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	1,053,129	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,117,952	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,084,835	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,206,290	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	849,118	0.0
1,000,000	(2)	Prudential Financial, Inc., 3.878%, 03/27/2028	1,172,831	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	540,786	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,063,750	0.0
750,000		Public Storage, 2.370%, 09/15/2022	776,543	0.0
250,000		Public Storage, 3.094%, 09/15/2027	280,752	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	577,280	0.0
1,500,000		Realty Income Corp., 3.250%, 01/15/2031	1,656,033	0.1
400,000		Realty Income Corp., 3.875%, 07/15/2024	441,969	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	348,725	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,033,023	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	590,914	0.0
1,000,000	(3)	Natwest Group PLC, 3.073%, 05/22/2028	1,052,511	0.0
500,000		Natwest Group PLC, 4.800%, 04/05/2026	578,761	0.0
2,000,000		Simon Property Group L.P., 2.650%, 07/15/2030	2,014,531	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	537,408	0.0
500,000		Simon Property Group L.P., 3.800%, 07/15/2050	508,040	0.0
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	543,039	0.0
1,000,000		Simon Property Group L.P., 3.500%, 09/01/2025	1,096,658	0.1
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,600,504	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	566,799	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	506,907	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	510,919	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	539,146	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	783,646	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	519,849	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	557,089	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	557,131	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	560,576	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	527,720	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	1,054,204	0.0
500,000		Truist Bank, 3.300%, 05/15/2026	561,459	0.0
500,000		Truist Financial Corp., 2.700%, 01/27/2022	514,794	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	255,233	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	326,108	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	276,091	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	480,662	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	771,046	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	510,387	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,085,187	0.1
1,500,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	1,472,717	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	915,296	0.0
1,000,000		Truist Financial Corp., 1.125%, 08/03/2027	998,913	0.0
500,000	(1)	UBS Group AG, 3.000%, 04/15/2021	507,085	0.0
2,000,000		US Bancorp, 1.375%, 07/22/2030	1,989,974	0.1
750,000		US Bancorp, 2.950%, 07/15/2022	783,496	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	847,337	0.0
500,000	(3)	US Bancorp, 5.125%, 12/31/2199	498,300	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	270,969	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	536,232	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	562,059	0.0
1,000,000		Visa, Inc., 2.050%, 04/15/2030	1,071,461	0.0
1,000,000		Visa, Inc., 2.700%, 04/15/2040	1,084,491	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	831,174	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	559,947	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	666,015	0.0
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	1,068,321	0.0
3,000,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	3,126,457	0.1
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,547,581	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,093,100	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,120,228	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	572,411	0.0
4,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	4,085,116	0.1
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,270,206	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,335,314	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,099,999	0.1
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	519,341	0.0
2,000,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	2,080,298	0.1
500,000		Welltower, Inc., 4.000%, 06/01/2025	559,404	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	1,055,289	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	848,630	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	500,846	0.0
			316,041,563	9.6

		Industrial: 2.1%
750,000		3M Co., 2.250%, 09/19/2026	813,384	0.0
1,000,000	(2)	3M Co., 2.875%, 10/15/2027	1,111,276	0.0
100,000		3M Co., 3.000%, 08/07/2025	111,429	0.0
200,000		3M Co., 3.875%, 06/15/2044	241,389	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,267,020	0.1
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,361,025	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	413,723	0.0
500,000	(2)	Boeing Co/The, 2.125%, 03/01/2022	503,709	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	488,395	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	471,099	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	482,207	0.0
1,000,000		Boeing Co/The, 5.040%, 05/01/2027	1,099,937	0.0
3,000,000		Boeing Co/The, 5.150%, 05/01/2030	3,369,579	0.1
1,000,000		Boeing Co/The, 5.705%, 05/01/2040	1,172,258	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	528,466	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	629,680	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	636,515	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	544,168	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	1,033,244	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	985,929	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	1,007,815	0.0
200,000	(2)	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	218,591	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	315,547	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	550,589	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,226,483	0.1
1,000,000		Caterpillar, Inc., 4.300%, 05/15/2044	1,301,871	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	614,229	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	600,288	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,219,906	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	639,203	0.0
2,000,000		Emerson Electric Co., 1.950%, 10/15/2030	2,076,806	0.1
1,000,000	(2)	FedEx Corp., 3.400%, 02/15/2028	1,123,375	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	221,109	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	619,334	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	518,565	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	589,577	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	502,310	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	3,272,949	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	547,991	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	624,477	0.0
500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	586,710	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	632,267	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	309,020	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,059,915	0.0
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	1,112,006	0.1
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	550,711	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,174,023	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	406,368	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	313,132	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	31,710	0.0
800,000		L3Harris Technologies, Inc., 4.950%, 02/15/2021	804,382	0.0
1,500,000		Lockheed Martin Corp., 2.800%, 06/15/2050	1,565,950	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,139,148	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,502,457	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	636,168	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	681,590	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,179,976	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	464,433	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	816,368	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	585,212	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,216,565	0.1
500,000		Otis Worldwide Corp., 2.293%, 04/05/2027	532,329	0.0
500,000		Otis Worldwide Corp., 3.112%, 02/15/2040	536,671	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	219,379	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	305,793	0.0
1,000,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,230,936	0.1
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	631,938	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

406,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	587,280	0.0
500,000		Republic Services, Inc., 2.300%, 03/01/2030	531,726	0.0
500,000	(2)	Ryder System, Inc., 2.900%, 12/01/2026	540,130	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	315,101	0.0
500,000		Stanley Black & Decker, Inc., 2.300%, 03/15/2030	537,328	0.0
500,000		Textron, Inc., 2.450%, 03/15/2031	496,306	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	759,032	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	526,691	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	549,032	0.0
500,000	(1)	Union Pacific Corp., 2.973%, 09/16/2062	492,152	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	289,215	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	274,462	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	298,172	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	896,271	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,087,405	0.0
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,130,576	0.1
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	599,318	0.0
1,000,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	1,304,736	0.1
1,000,000		Vulcan Materials Co., 3.500%, 06/01/2030	1,121,446	0.1
			67,616,983	2.1

		Technology: 2.0%
500,000		Adobe, Inc., 2.150%, 02/01/2027	537,310	0.0
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	572,333	0.0
1,000,000		Apple, Inc., 1.650%, 05/11/2030	1,036,410	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,044,763	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,052,927	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	771,571	0.0
1,000,000		Apple, Inc., 2.650%, 05/11/2050	1,044,403	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	807,989	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,115,984	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,125,068	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,144,811	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	551,510	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	595,502	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,248,875	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	535,284	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	679,691	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	574,108	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	286,936	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,110,368	0.1
1,052,000		Broadcom, Inc., 4.110%, 09/15/2028	1,178,375	0.1
100,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	102,375	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	438,798	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	470,340	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	531,553	0.0
1,000,000		Fiserv, Inc., 2.250%, 06/01/2027	1,057,846	0.0
2,000,000		Fiserv, Inc., 2.650%, 06/01/2030	2,156,096	0.1
1,000,000		Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	1,013,557	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,028,631	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	534,467	0.0
1,000,000		HP, Inc., 2.200%, 06/17/2025	1,049,171	0.0
500,000		HP, Inc., 3.400%, 06/17/2030	537,131	0.0
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,050,185	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,086,705	0.0
1,000,000		Intel Corp., 2.450%, 11/15/2029	1,089,391	0.0
1,000,000		Intel Corp., 3.150%, 05/11/2027	1,123,367	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	559,286	0.0
1,760,000		Intel Corp., 3.700%, 07/29/2025	2,002,941	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	325,248	0.0
3,000,000		International Business Machines Corp., 1.950%, 05/15/2030	3,096,073	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,000,000	(2)	International Business Machines Corp., 2.850%, 05/15/2040	1,061,904	0.0
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,133,519	0.1
500,000		Lam Research Corp., 2.800%, 06/15/2021	507,792	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	450,683	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	899,413	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,049,479	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	1,090,735	0.1
2,250,000		Microsoft Corp., 2.525%, 06/01/2050	2,361,836	0.1
87,000		Microsoft Corp., 2.675%, 06/01/2060	91,772	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	538,506	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	559,591	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,716,793	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	309,456	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	821,442	0.0
413,000		Microsoft Corp., 3.950%, 08/08/2056	547,652	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,316,126	0.1
1,000,000		NVIDIA Corp., 2.850%, 04/01/2030	1,129,848	0.1
1,000,000		NVIDIA Corp., 3.500%, 04/01/2040	1,176,002	0.1
500,000		NVIDIA Corp., 3.500%, 04/01/2050	588,120	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	521,529	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	764,579	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,084,991	0.0
750,000		Oracle Corp., 2.950%, 05/15/2025	817,022	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,131,387	0.1
500,000		Oracle Corp., 3.400%, 07/08/2024	547,411	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	472,458	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	913,245	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	903,282	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	225,790	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	2,094,138	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	521,253	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	1,143,982	0.1
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	469,273	0.0
500,000		QUALCOMM, Inc., 2.150%, 05/20/2030	524,979	0.0
			65,753,367	2.0

		Utilities: 2.2%
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	311,022	0.0
500,000		Appalachian Power Co., 3.700%, 05/01/2050	570,973	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	601,386	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	917,617	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	817,809	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	429,411	0.0
1,000,000		Arizona Public Service Co., 3.350%, 05/15/2050	1,101,859	0.1
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	620,372	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	637,465	0.0
1,000,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,068,143	0.0
500,000		Baltimore Gas and Electric Co., 3.500%, 08/15/2046	570,505	0.0
1,000,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,427,132	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	825,936	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	272,567	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	327,671	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	250,733	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	620,819	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	626,581	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	523,904	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	616,212	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	220,585	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	312,070	0.0
1,000,000		DTE Energy Co., 1.050%, 06/01/2025	1,002,984	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	434,650	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	435,742	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	524,108	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000		Duke Energy Corp., 3.750%, 09/01/2046	569,993	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	546,142	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	635,963	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,172,810	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	187,107	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	934,749	0.0
1,000,000		Duke Energy Corp., 2.450%, 06/01/2030	1,052,768	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	540,298	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	453,230	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	440,063	0.0
1,000,000		Entergy Corp., 2.800%, 06/15/2030	1,085,108	0.1
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	550,403	0.0
1,000,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,208,976	0.1
1,000,000		Exelon Corp., 4.950%, 06/15/2035	1,239,173	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	977,240	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	542,585	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	905,571	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,867,033	0.1
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	639,795	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,140,500	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	1,120,126	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	275,194	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	667,437	0.0
1,000,000		Kentucky Utilities Co., 3.300%, 06/01/2050	1,092,859	0.1
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,359,202	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	561,083	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	627,235	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,369,553	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	352,268	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,106,125	0.1
500,000		National Fuel Gas Co., 5.500%, 01/15/2026	546,320	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,081,795	0.0
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	631,449	0.0
250,000		Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	287,798	0.0
250,000		Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	309,357	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	787,654	0.0
1,500,000		Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,459,988	0.1
1,500,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,432,711	0.1
1,500,000		Pacific Gas and Electric Co., 3.300%, 08/01/2040	1,376,812	0.1
1,500,000		Pacific Gas and Electric Co., 3.500%, 08/01/2050	1,359,708	0.1
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,253,204	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	939,495	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	311,118	0.0
500,000		Public Service Co. of Colorado, 1.900%, 01/15/2031	520,847	0.0
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,168,662	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	642,847	0.0
1,000,000	(2)	Public Service Electric and Gas Co., 2.375%, 05/15/2023	1,045,155	0.0
750,000		Public Service Electric and Gas Co., 3.800%, 01/01/2043	883,917	0.0
250,000		Public Service Electric and Gas Co., 4.000%, 06/01/2044	300,342	0.0
500,000		Sempra Energy, 2.850%, 11/15/2020	500,425	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	812,698	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	281,687	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	818,448	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	374,423	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,252,697		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,426,499	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	518,738	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	804,400	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	577,771	0.0
500,000		Southern California Gas Co., 4.300%, 01/15/2049	636,686	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,211,237	0.1
500,000		Southern Power Co., 4.150%, 12/01/2025	573,864	0.0
250,000		Union Electric Co., 3.500%, 04/15/2024	270,916	0.0
300,000		Union Electric Co., 3.900%, 09/15/2042	360,604	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/2044	652,660	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/2037	2,213,844	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	634,264	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/2044	297,662	0.0
500,000		Wisconsin Power and Light Co., 4.100%, 10/15/2044	586,152	0.0
			74,181,002	2.2

		Total Corporate Bonds/Notes
		(Cost $840,011,547)	933,281,049	28.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,117,213		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,202,265	0.1
719,571		Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	846,059	0.0

		Total Collateralized Mortgage Obligations
		(Cost $1,919,889)	2,048,324	0.1

MUNICIPAL BONDS: 1.0%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/2039	7,593,836	0.2

		Connecticut: 0.2%
3,735,000		State of Connecticut, 5.850%, 03/15/2032	5,216,114	0.2

		New Jersey: 0.3%
3,425,000		New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,632,618	0.2
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/2051	3,152,974	0.1
			8,785,592	0.3

		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,441,132	0.1

		Washington: 0.2%
3,900,000		State of Washington, 5.140%, 08/01/2040	5,728,242	0.2

		Total Municipal Bonds
		(Cost $22,820,114)	31,764,916	1.0

U.S. TREASURY OBLIGATIONS: 39.1%
		U.S. Treasury Bonds: 7.8%
15,704,000		0.625%,08/15/2030	15,614,438	0.5
4,436,000		1.125%,08/15/2040	4,353,865	0.1
100,051,000	(2)	1.250%,05/15/2050	94,837,405	2.9
10,659,000		2.250%,08/15/2046	12,590,527	0.4
7,000,000		2.500%,02/15/2046	8,644,180	0.3
9,072,000		2.500%,05/15/2046	11,210,653	0.3
9,022,000		3.000%,11/15/2044	12,057,410	0.4
10,042,000		3.000%,11/15/2045	13,493,938	0.4
26,600		3.000%,02/15/2049	36,369	0.0
1,482,000		3.125%,02/15/2043	2,008,515	0.1
5,686,000		3.125%,08/15/2044	7,738,735	0.2
13,888,000		3.625%,08/15/2043	20,252,610	0.6
14,092,000		3.625%,02/15/2044	20,595,788	0.6
13,251,000		3.750%,11/15/2043	19,688,087	0.6
7,845,000		3.875%,08/15/2040	11,613,971	0.4
830,000		6.000%,02/15/2026	1,081,010	0.0
			255,817,501	7.8

		U.S. Treasury Notes: 31.3%
48,000,000		1.125%,08/31/2021	48,424,415	1.5
194,430,000		0.125%,09/30/2022	194,414,811	5.9
230,205,000		0.125%,09/15/2023	229,998,175	7.0
187,799,000		0.250%,09/30/2025	187,556,916	5.7
123,877,000		0.375%,09/30/2027	123,054,380	3.8
13,040,000		1.250%,10/31/2021	13,196,888	0.4
7,000,000		1.375%,08/31/2023	7,248,281	0.2
5,000,000		1.375%,09/30/2023	5,181,836	0.2
4,833,000		1.500%,01/31/2022	4,920,598	0.2
10,000,000		1.500%,02/28/2023	10,327,344	0.3
10,000,000		1.500%,03/31/2023	10,337,109	0.3
456,000		1.500%,10/31/2024	479,726	0.0
2,976,000		1.625%,08/15/2022	3,059,468	0.1
6,480,000		1.625%,04/30/2023	6,726,797	0.2
10,184,000		1.625%,05/31/2023	10,584,597	0.3
4,046,000		1.625%,10/31/2023	4,228,386	0.1
24,847,000		1.625%,02/15/2026	26,576,584	0.8
7,810,000		1.750%,04/30/2022	8,009,216	0.2
168,000		1.750%,07/15/2022	172,850	0.0
18,000,000		1.750%,09/30/2022	18,582,188	0.6
69,000		1.750%,01/31/2023	71,579	0.0
8,000,000		1.875%,11/30/2021	8,161,562	0.3
3,003,000		1.875%,08/31/2022	3,102,826	0.1
10,000		1.875%,06/30/2026	10,866	0.0
8,063,000		2.000%,12/31/2021	8,249,614	0.3
4,000,000		2.000%,07/31/2022	4,136,406	0.1
17,133,000		2.000%,11/15/2026	18,808,822	0.6
3,700,000		2.125%,09/30/2021	3,772,784	0.1
3,774,000		2.125%,12/31/2021	3,867,171	0.1
10,105,000		2.125%,06/30/2022	10,456,307	0.3
5,000,000		2.125%,11/30/2023	5,308,398	0.2
51,000		2.250%,04/30/2021	51,625	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,011,000	2.250%,12/31/2023	3,213,890	0.1
19,000	2.250%,04/30/2024	20,398	0.0
6,457,000	2.250%,11/15/2024	6,993,738	0.2
590,000	2.375%,12/31/2020	593,303	0.0
373,000	2.375%,04/30/2026	415,064	0.0
68,000	2.375%,05/15/2029	78,250	0.0
9,874,000	2.500%,05/15/2024	10,698,248	0.3
11,396,000	2.750%,09/15/2021	11,677,557	0.4
6,569,500	2.750%,11/15/2023	7,098,139	0.2
7,052,000	2.750%,02/15/2024	7,664,367	0.2
	1,027,531,479		31.3

	Total U.S. Treasury Obligations
	(Cost $1,235,878,351)	1,283,348,980	39.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.7%
	Federal Home Loan Mortgage Corporation: 5.7%(4)
4,877,569	3.000%,04/01/2045	5,229,866	0.2
5,242,068	3.000%,04/01/2045	5,657,385	0.2
20,863,312	3.000%,05/01/2045	22,042,119	0.7
8,124,038	3.000%,11/01/2046	8,851,478	0.3
8,053,698	3.000%,11/01/2047	8,692,479	0.3
1,606,659	3.500%,01/01/2042	1,739,408	0.1
259,120	3.500%,01/01/2042	279,506	0.0
4,715,367	3.500%,08/01/2042	5,131,510	0.2
18,276,420	3.500%,04/01/2043	19,886,661	0.6
20,977,156	3.500%,02/01/2044	22,816,230	0.7
7,375,307	3.500%,12/01/2046	7,994,712	0.3
4,718,596	3.500%,12/01/2047	5,094,216	0.2
21,876,913	3.500%,03/01/2048	23,925,660	0.7
793,831	3.900%, (US0012M + 1.900%),02/01/2042	809,936	0.0
595,999	4.000%,01/01/2025	632,215	0.0
92,119	4.000%,08/01/2040	101,172	0.0
1,249,213	4.000%,04/01/2041	1,378,112	0.1
1,050,190	4.000%,05/01/2041	1,158,518	0.1
41,814	4.000%,08/01/2041	45,912	0.0
142,964	4.000%,12/01/2041	156,229	0.0
734,028	4.000%,01/01/2042	796,319	0.0
2,151,399	4.000%,03/01/2042	2,373,220	0.1
62,242	4.000%,12/01/2042	68,683	0.0
790,318	4.000%,02/01/2044	901,900	0.0
532,854	4.000%,07/01/2045	580,569	0.0
630,374	4.000%,09/01/2045	687,727	0.0
443,318	4.000%,09/01/2045	483,801	0.0
562,259	4.000%,09/01/2045	614,447	0.0
9,704,892	4.000%,11/01/2045	10,588,900	0.3
1,434,217	4.000%,05/01/2046	1,555,881	0.1
479,349	4.000%,11/01/2047	513,018	0.0
625,770	4.000%,03/01/2048	668,568	0.0
2,484	4.500%,04/01/2023	2,621	0.0
56,191	4.500%,03/01/2039	63,029	0.0
170,490	4.500%,08/01/2039	191,772	0.0
297,697	4.500%,09/01/2039	334,769	0.0
199,211	4.500%,09/01/2039	222,883	0.0
419,669	4.500%,09/01/2039	472,331	0.0
361,083	4.500%,10/01/2039	399,766	0.0
563,144	4.500%,12/01/2039	632,273	0.0
180,660	4.500%,03/01/2040	202,875	0.0
378,883	4.500%,04/01/2040	425,679	0.0
79,363	4.500%,06/01/2040	89,129	0.0
366,000	4.500%,07/01/2040	405,303	0.0
418,652	4.500%,07/01/2040	470,837	0.0
362,693	4.500%,08/01/2040	407,167	0.0
128,912	4.500%,08/01/2040	144,741	0.0
411,632	4.500%,03/01/2041	460,546	0.0
135,211	4.500%,03/01/2041	152,078	0.0
188,903	4.500%,04/01/2041	212,557	0.0
570,461	4.500%,06/01/2041	642,143	0.0
452,534	4.500%,07/01/2041	505,495	0.0
53,240	4.500%,08/01/2041	58,119	0.0
3,189,614	4.500%,08/01/2041	3,593,273	0.1
2,252,886	4.500%,07/01/2048	2,441,208	0.1
15,030	5.000%,03/01/2034	17,279	0.0
92,933	5.000%,12/01/2034	106,942	0.0
115,038	5.000%,08/01/2035	132,276	0.0
297,565	5.000%,08/01/2035	342,662	0.0
97,396	5.000%,10/01/2035	112,177	0.0
92,225	5.000%,10/01/2035	105,667	0.0
135,994	5.000%,10/01/2035	156,443	0.0
232,260	5.000%,12/01/2035	267,490	0.0
29,365	5.000%,04/01/2036	33,505	0.0
102,282	5.000%,11/01/2036	117,717	0.0
72,354	5.000%,02/01/2037	83,366	0.0
57,070	5.000%,05/01/2037	65,746	0.0
857,916	5.000%,10/01/2037	987,540	0.1
152,554	5.000%,03/01/2038	175,690	0.0
502,351	5.000%,03/01/2038	578,748	0.0
425,711	5.000%,03/01/2038	489,730	0.0
156,303	5.000%,04/01/2038	179,672	0.0
15,398	5.000%,10/01/2038	17,717	0.0
57,572	5.000%,06/01/2040	66,375	0.0
151,366	5.000%,08/01/2040	174,522	0.0
376,308	5.000%,04/01/2041	433,890	0.0
52,180	5.490%,02/01/2037	57,934	0.0
69,695	5.500%,12/01/2024	72,611	0.0
71,127	5.500%,09/01/2034	83,810	0.0
78,004	5.500%,01/01/2035	91,485	0.0
38,395	5.500%,09/01/2035	45,271	0.0
833,373	5.500%,09/01/2035	977,947	0.1
720,150	5.500%,10/01/2035	840,045	0.0
246,403	5.500%,03/01/2036	288,837	0.0
60,858	5.500%,03/01/2036	70,683	0.0
44,744	5.500%,05/01/2036	51,998	0.0
218,158	5.500%,06/01/2036	257,199	0.0
3,525	5.500%,07/01/2036	4,158	0.0
84,505	5.500%,07/01/2036	98,911	0.0
14,634	5.500%,07/01/2036	17,046	0.0
17,152	5.500%,10/01/2036	20,055	0.0
96,861	5.500%,11/01/2036	112,686	0.0
73,508	5.500%,12/01/2036	85,568	0.0
11,299	5.500%,12/01/2036	12,538	0.0
52,104	5.500%,12/01/2036	60,612	0.0
10,242	5.500%,02/01/2037	11,888	0.0
66,807	5.500%,02/01/2037	77,812	0.0
22,507	5.500%,05/01/2037	26,137	0.0
3,364	5.500%,06/01/2037	3,917	0.0
36,405	5.500%,12/01/2037	42,185	0.0
19,474	5.500%,03/01/2038	22,655	0.0
4,564	5.500%,06/01/2038	5,272	0.0
10,996	5.500%,06/01/2038	12,743	0.0
7,702	5.500%,08/01/2038	8,609	0.0
1,875	5.500%,10/01/2038	2,103	0.0
686,294	5.500%,11/01/2038	796,438	0.0
14,846	5.500%,12/01/2038	17,212	0.0
11,223	5.500%,12/01/2038	13,011	0.0
13,070	5.500%,12/01/2038	15,152	0.0
107,737	5.500%,01/01/2039	125,168	0.0
19,658	5.500%,01/01/2039	22,857	0.0
74,875	5.500%,01/01/2040	86,802	0.0
63,734	5.500%,01/01/2040	72,612	0.0
71,733	5.500%,03/01/2040	82,826	0.0
110,055	5.500%,01/01/2041	122,307	0.0
59,691	5.750%,05/01/2037	66,384	0.0
118,020	5.800%,07/01/2037	131,217	0.0
59,433	5.800%,08/01/2037	66,158	0.0
73,974	5.800%,09/01/2037	82,379	0.0
38,151	5.800%,09/01/2037	42,487	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,413		6.000%,04/01/2028	5,003	0.0
40,408		6.000%,07/01/2028	45,064	0.0
3,124		6.000%,04/01/2036	3,695	0.0
223		6.000%,04/01/2036	250	0.0
10,209		6.000%,04/01/2036	12,089	0.0
30,573		6.000%,06/01/2036	36,172	0.0
9,951		6.000%,07/01/2036	11,807	0.0
2,813		6.000%,08/01/2036	3,137	0.0
52,752		6.000%,08/01/2036	61,187	0.0
9,325		6.000%,08/01/2036	11,042	0.0
50,805		6.000%,01/01/2037	58,597	0.0
45,987		6.000%,02/01/2037	54,251	0.0
2,845		6.000%,04/01/2037	3,362	0.0
14,672		6.000%,06/01/2037	17,325	0.0
1,367		6.000%,06/01/2037	1,613	0.0
282		6.000%,07/01/2037	333	0.0
7,203		6.000%,07/01/2037	8,495	0.0
7,319		6.000%,08/01/2037	8,624	0.0
7,489		6.000%,08/01/2037	8,363	0.0
6,450		6.000%,08/01/2037	7,194	0.0
152,364		6.000%,08/01/2037	174,326	0.0
3,686		6.000%,08/01/2037	4,325	0.0
18,931		6.000%,08/01/2037	21,829	0.0
1,744		6.000%,08/01/2037	2,043	0.0
5,705		6.000%,09/01/2037	6,704	0.0
2,598		6.000%,09/01/2037	3,031	0.0
15,542		6.000%,09/01/2037	18,246	0.0
19,062		6.000%,10/01/2037	21,296	0.0
13,209		6.000%,10/01/2037	15,585	0.0
5,708		6.000%,10/01/2037	6,367	0.0
10,050		6.000%,10/01/2037	11,832	0.0
1,192		6.000%,11/01/2037	1,330	0.0
2,797		6.000%,11/01/2037	3,297	0.0
32,608		6.000%,11/01/2037	38,301	0.0
950		6.000%,12/01/2037	1,061	0.0
65,439		6.000%,12/01/2037	76,630	0.0
20,233		6.000%,01/01/2038	23,629	0.0
2,656		6.000%,01/01/2038	3,104	0.0
18,685		6.000%,01/01/2038	22,046	0.0
2,447		6.000%,02/01/2038	2,733	0.0
19,329		6.000%,02/01/2038	21,582	0.0
17,522		6.000%,05/01/2038	19,796	0.0
1,523		6.000%,06/01/2038	1,782	0.0
53,002		6.000%,07/01/2038	61,886	0.0
26,678		6.000%,07/01/2038	30,937	0.0
1,001		6.000%,09/01/2038	1,170	0.0
8,640		6.000%,09/01/2038	10,127	0.0
10,899		6.000%,09/01/2038	12,172	0.0
277,914		6.000%,09/01/2038	323,659	0.0
13,566		6.000%,11/01/2038	15,333	0.0
143,363		6.000%,01/01/2039	167,549	0.0
171,745		6.000%,04/01/2039	199,915	0.0
40,671		6.000%,08/01/2039	46,345	0.0
54,042		6.000%,10/01/2039	63,038	0.0
52,439		6.000%,11/01/2039	58,679	0.0
21,105		6.000%,11/01/2039	24,734	0.0
1,936		6.000%,12/01/2039	2,266	0.0
67,720		6.000%,05/01/2040	79,843	0.0
57,872		6.150%,12/01/2037	64,642	0.0
71,236		6.150%,01/01/2038	79,672	0.0
82,513		6.150%,02/01/2038	92,238	0.0
63,675		6.150%,02/01/2038	71,081	0.0
840,000		6.250%,07/15/2032	1,317,183	0.1
10,625		6.500%,06/01/2036	12,332	0.0
2,360		6.500%,08/01/2036	2,793	0.0
40,948		6.500%,10/01/2036	47,094	0.0
1,067		6.500%,10/01/2036	1,236	0.0
17,509		6.500%,07/01/2037	19,991	0.0
5,728		6.500%,09/01/2037	6,607	0.0
3,356		6.500%,10/01/2037	3,813	0.0
2,881		6.500%,11/01/2037	3,344	0.0
9,212		6.500%,04/01/2038	10,515	0.0
18,462		6.500%,04/01/2038	21,126	0.0
615		6.500%,05/01/2038	689	0.0
3,473		6.500%,05/01/2038	3,890	0.0
2,107		6.500%,07/01/2038	2,359	0.0
1,292		6.500%,08/01/2038	1,506	0.0
264		6.500%,10/01/2038	303	0.0
7,297		6.500%,11/01/2038	8,302	0.0
56,097		6.500%,12/01/2038	62,814	0.0
9,361		6.500%,12/01/2038	10,519	0.0
534,287		6.500%,12/01/2038	632,359	0.0
633		6.500%,12/01/2038	708	0.0
7,178		6.500%,12/01/2038	8,038	0.0
2,915		6.500%,01/01/2039	3,565	0.0
			188,282,680	5.7

		Federal National Mortgage Association: 0.9%(4)
3,364,411		3.000%,09/01/2046	3,472,750	0.1
17,245,926		3.500%,11/01/2051	18,845,835	0.6
1,281,992		3.720%,10/01/2029	1,489,852	0.0
66,709		5.700%,07/01/2036	69,394	0.0
13,949		5.700%,07/01/2036	14,008	0.0
805,000		6.625%,11/15/2030	1,237,027	0.0
3,430,000		7.125%,01/15/2030	5,310,478	0.2
			30,439,344	0.9

		Government National Mortgage Association: 6.3%
38,475,000	(5)	2.000%,10/20/2050	39,968,912	1.2
6,924,510		3.000%,07/20/2045	7,319,434	0.2
18,955,345		3.000%,08/20/2050	20,037,032	0.6
19,475,000	(5)	3.000%,11/19/2050	20,383,326	0.6
18,682,856		3.500%,03/20/2047	19,958,623	0.6
10,842,605		3.500%,09/20/2047	11,520,821	0.4
3,238,816		3.500%,01/20/2048	3,465,534	0.1
19,874,915		3.500%,02/20/2048	21,246,631	0.7
20,154,739		3.500%,03/20/2048	21,651,416	0.7
4,785,835		4.000%,10/20/2043	5,239,955	0.2
4,862,324		4.000%,03/20/2046	5,308,998	0.2
2,225,083		4.000%,03/20/2046	2,395,479	0.1
792,556		4.500%,02/20/2041	891,294	0.0
242,714		4.500%,03/20/2041	269,463	0.0
928,466		4.500%,05/20/2041	1,031,096	0.0
1,045,064		4.500%,06/20/2041	1,160,454	0.1
1,983,760		4.500%,07/20/2041	2,203,353	0.1
824,978		4.500%,09/20/2041	916,320	0.0
2,485,303		4.500%,10/20/2041	2,760,302	0.1
7,771,044		4.500%,01/20/2050	8,319,556	0.3
9,942		5.000%,10/15/2037	11,384	0.0
2,235		5.000%,04/15/2038	2,502	0.0
52,231		5.000%,03/15/2039	59,813	0.0
99,122		5.000%,08/15/2039	112,763	0.0
635,337		5.000%,09/15/2039	712,489	0.0
804,680		5.000%,09/15/2039	921,226	0.0
643,832		5.000%,02/15/2040	732,008	0.0
409,075		5.000%,04/15/2040	468,024	0.0
1,000,033		5.000%,06/15/2040	1,136,019	0.1
33,249		5.000%,07/15/2040	37,376	0.0
293,925		5.000%,04/15/2042	325,577	0.0
569,467		5.000%,04/20/2042	649,715	0.0
566,383		5.000%,06/20/2048	618,074	0.0
26,591		5.500%,07/20/2038	31,559	0.0
347,959		5.500%,09/20/2039	412,981	0.0
25,376		5.500%,10/20/2039	29,906	0.0
14,898		5.500%,11/20/2039	17,552	0.0
585,042		5.500%,11/20/2039	694,362	0.0
8,966		5.500%,12/20/2040	10,411	0.0
28,966		5.500%,01/20/2041	34,419	0.0
197,504		5.500%,03/20/2041	234,395	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

291,680		5.500%,04/20/2041	346,263	0.0
469,137		5.500%,05/20/2041	556,918	0.0
445,210		5.500%,06/20/2041	528,400	0.0
13,672		6.000%,10/15/2036	16,305	0.0
39,590		6.000%,08/15/2037	46,753	0.0
33,491		6.000%,11/15/2037	39,229	0.0
6,778		6.000%,12/15/2037	7,623	0.0
20,938		6.000%,01/15/2038	24,456	0.0
23,205		6.000%,01/15/2038	27,677	0.0
24,261		6.000%,02/15/2038	28,939	0.0
74,463		6.000%,02/15/2038	86,315	0.0
226		6.000%,02/15/2038	253	0.0
779		6.000%,04/15/2038	867	0.0
134,130		6.000%,05/15/2038	159,899	0.0
157,602		6.000%,05/15/2038	187,943	0.0
20,508		6.000%,07/15/2038	24,093	0.0
43,360		6.000%,09/15/2038	49,686	0.0
18,030		6.000%,11/15/2038	20,116	0.0
648,810		6.000%,08/20/2040	746,353	0.0
			206,198,642	6.3

		Other U.S. Agency Obligations: 1.0%
3,489,000		1.620%,09/04/2025	3,685,944	0.1
1,500,000		1.875%,08/15/2022	1,546,026	0.1
12,500,000		2.390%,11/01/2034	14,220,302	0.4
5,000,000		2.400%,09/21/2026	5,547,453	0.2
10,000		6.150%,01/15/2038	16,284	0.0
5,000,000	(2)	7.125%,05/01/2030	7,771,544	0.2
			32,787,553	1.0

		Uniform Mortgage-Backed Securities: 10.8%
29,800,000	(5)	2.000%,11/01/2035	30,954,587	1.0
76,792,000	(5)	2.500%,10/25/2050	80,547,608	2.5
3,726,452		2.500%,09/01/2027	3,901,638	0.1
3,816,837		2.500%,06/01/2030	4,042,652	0.1
5,385,058		2.500%,06/01/2030	5,699,529	0.2
2,272,869		2.500%,07/01/2030	2,407,909	0.1
1,292,973		3.000%,06/01/2026	1,356,820	0.1
5,399,701		3.000%,08/01/2030	5,769,363	0.2
2,196,206		3.000%,09/01/2030	2,356,928	0.1
16,610,742		3.000%,12/01/2042	18,098,254	0.6
8,534,895		3.000%,07/01/2043	9,095,349	0.3
4,280,977		3.000%,09/01/2043	4,560,669	0.1
4,666,847		3.000%,07/01/2046	5,066,296	0.2
1,754,770		3.000%,08/01/2046	1,894,265	0.1
18,526,348		3.000%,12/01/2046	19,535,074	0.6
3,274,576		3.500%,05/01/2029	3,484,881	0.1
1,054,239		3.500%,03/01/2041	1,137,674	0.0
1,140,778		3.500%,12/01/2041	1,233,625	0.0
2,053,170		3.500%,01/01/2042	2,215,078	0.1
4,184,117		3.500%,10/01/2042	4,493,358	0.1
9,864,142		3.500%,11/01/2042	10,614,290	0.3
4,534,229		3.500%,01/01/2046	5,001,240	0.2
3,283,225		3.500%,02/01/2046	3,621,798	0.1
6,991,503		3.500%,02/01/2046	7,710,294	0.2
8,056,524		3.500%,04/01/2046	8,727,878	0.3
2,897,098		3.500%,02/01/2050	3,052,965	0.1
1,437,479		4.000%,09/01/2026	1,523,910	0.1
150,068		4.000%,10/01/2040	165,584	0.0
830,528		4.000%,10/01/2040	923,242	0.0
9,616,553		4.000%,11/01/2040	10,469,072	0.3
1,047,883		4.000%,12/01/2040	1,157,918	0.0
1,474,251		4.000%,12/01/2040	1,637,773	0.1
2,111,474		4.000%,02/01/2041	2,330,870	0.1
287,800		4.000%,03/01/2041	314,126	0.0
334,629		4.000%,04/01/2041	369,297	0.0
257,611		4.000%,08/01/2041	276,122	0.0
243,540		4.000%,09/01/2041	268,335	0.0
2,237,378		4.000%,11/01/2041	2,435,178	0.1
365,918		4.000%,12/01/2041	404,362	0.0
819,867		4.000%,01/01/2042	899,932	0.0
571,115		4.000%,07/01/2042	630,031	0.0
1,761,879		4.000%,12/01/2042	1,940,974	0.1
1,958,566		4.000%,07/01/2043	2,218,392	0.1
976,223		4.000%,02/01/2044	1,095,954	0.0
1,516,114		4.000%,02/01/2044	1,702,083	0.1
257,009		4.000%,03/01/2044	276,000	0.0
1,096,105		4.000%,05/01/2045	1,187,069	0.0
7,264,086		4.000%,06/01/2045	7,932,913	0.3
1,783,687		4.000%,07/01/2045	1,952,400	0.1
1,039,745		4.000%,07/01/2045	1,150,128	0.0
1,697,030		4.000%,07/01/2045	1,880,189	0.1
3,220,866		4.000%,07/01/2045	3,647,218	0.1
2,486,505		4.000%,02/01/2046	2,735,576	0.1
5,481,311		4.000%,02/01/2048	5,857,411	0.2
417,791		4.000%,03/01/2048	446,002	0.0
1,309,529		4.000%,03/01/2048	1,399,034	0.1
9,966,859		4.000%,02/01/2050	10,634,979	0.3
1,517,859		4.500%,07/01/2026	1,613,854	0.1
4,261		4.500%,06/01/2034	4,694	0.0
14,549		4.500%,05/01/2035	15,991	0.0
1,850		4.500%,03/01/2038	2,078	0.0
1,163		4.500%,05/01/2038	1,272	0.0
11,143		4.500%,06/01/2038	12,297	0.0
8,651		4.500%,07/01/2038	9,344	0.0
26,397		4.500%,09/01/2038	28,637	0.0
425,141		4.500%,03/01/2039	477,538	0.0
22,456		4.500%,04/01/2039	25,212	0.0
14,586		4.500%,04/01/2039	16,340	0.0
473,619		4.500%,07/01/2039	530,989	0.0
1,259,398		4.500%,09/01/2039	1,412,599	0.1
914,174		4.500%,10/01/2039	1,025,513	0.0
324,213		4.500%,12/01/2039	363,835	0.0
262,880		4.500%,12/01/2039	293,916	0.0
244,355		4.500%,12/01/2039	272,929	0.0
181,586		4.500%,03/01/2040	204,303	0.0
229,077		4.500%,10/01/2040	257,789	0.0
245,146		4.500%,10/01/2040	276,083	0.0
253,920		4.500%,10/01/2040	285,143	0.0
389,699		4.500%,03/01/2041	431,490	0.0
151,416		4.500%,04/01/2041	163,573	0.0
190,606		4.500%,06/01/2041	213,866	0.0
2,211,344		4.500%,06/01/2041	2,489,916	0.1
202,743		4.500%,06/01/2041	227,666	0.0
88,860		4.500%,07/01/2041	99,699	0.0
190,008		4.500%,07/01/2041	213,935	0.0
3,812,129		4.500%,07/01/2041	4,291,999	0.1
124,225		4.500%,08/01/2041	137,684	0.0
1,144,658		4.500%,08/01/2041	1,283,855	0.1
1,207,494		4.500%,08/01/2041	1,338,546	0.1
537,549		5.000%,03/01/2027	566,717	0.0
67,111		5.000%,07/01/2033	75,859	0.0
99,790		5.000%,02/01/2034	110,102	0.0
14,397		5.000%,11/01/2034	16,552	0.0
1,526,381		5.000%,02/01/2035	1,754,084	0.1
278,216		5.000%,06/01/2035	319,944	0.0
20,177		5.000%,08/01/2035	23,175	0.0
175,862		5.000%,09/01/2035	202,149	0.0
204,939		5.000%,09/01/2035	235,053	0.0
68,532		5.000%,09/01/2035	78,742	0.0
21,093		5.000%,10/01/2035	24,248	0.0
311,932		5.000%,03/01/2036	358,954	0.0
403,127		5.000%,03/01/2036	463,898	0.0
276,473		5.000%,05/01/2036	317,931	0.0
3,303		5.000%,05/01/2036	3,802	0.0
51,224		5.000%,06/01/2036	58,948	0.0
574,905		5.000%,12/01/2036	662,545	0.0
42,684		5.000%,12/01/2036	49,091	0.0
130,123		5.000%,07/01/2037	149,844	0.0
89,373		5.000%,01/01/2038	102,562	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

193,855	5.000%,02/01/2038	223,103	0.0
423,610	5.000%,02/01/2038	487,733	0.0
397,711	5.000%,08/01/2038	457,638	0.0
181,713	5.000%,07/01/2040	209,324	0.0
71,082	5.000%,07/01/2040	80,987	0.0
26	5.500%,04/01/2021	27	0.0
2,054	5.500%,10/01/2021	2,076	0.0
8,386	5.500%,11/01/2021	8,527	0.0
29,222	5.500%,11/01/2021	29,717	0.0
57,094	5.500%,12/01/2021	58,107	0.0
40,022	5.500%,12/01/2021	40,703	0.0
4,524	5.500%,12/01/2021	4,550	0.0
1,692	5.500%,01/01/2022	1,725	0.0
772	5.500%,01/01/2022	787	0.0
6,987	5.500%,02/01/2022	7,134	0.0
578	5.500%,04/01/2022	590	0.0
3,319	5.500%,06/01/2022	3,383	0.0
1,856	5.500%,06/01/2022	1,870	0.0
9,624	5.500%,07/01/2022	9,880	0.0
707	5.500%,07/01/2022	728	0.0
1,012	5.500%,08/01/2022	1,033	0.0
2,168	5.500%,09/01/2022	2,230	0.0
15,540	5.500%,09/01/2022	15,972	0.0
2,265	5.500%,01/01/2023	2,331	0.0
1,252	5.500%,02/01/2023	1,286	0.0
4,462	5.500%,03/01/2023	4,627	0.0
1,028	5.500%,04/01/2023	1,068	0.0
6,556	5.500%,06/01/2023	6,810	0.0
5,674	5.500%,08/01/2023	5,949	0.0
1,018	5.500%,08/01/2023	1,062	0.0
15,830	5.500%,08/01/2023	16,602	0.0
1,634	5.500%,08/01/2023	1,699	0.0
12,476	5.500%,09/01/2023	13,035	0.0
1,907	5.500%,11/01/2023	1,988	0.0
6,370	5.500%,11/01/2023	6,659	0.0
759	5.500%,11/01/2023	795	0.0
44,068	5.500%,02/01/2024	46,174	0.0
1,042	5.500%,03/01/2024	1,052	0.0
6,135	5.500%,07/01/2024	6,189	0.0
5,725	5.500%,07/01/2024	6,073	0.0
593	5.500%,05/01/2025	603	0.0
18,842	5.500%,08/01/2025	20,101	0.0
1,834	5.500%,07/01/2027	2,038	0.0
447	5.500%,08/01/2027	496	0.0
107,133	5.500%,03/01/2034	125,998	0.0
79,997	5.500%,04/01/2034	93,989	0.0
35,760	5.500%,11/01/2034	42,114	0.0
36,018	5.500%,12/01/2034	42,418	0.0
438,097	5.500%,02/01/2035	516,007	0.0
61,445	5.500%,05/01/2035	72,389	0.0
65,938	5.500%,09/01/2035	77,088	0.0
278,625	5.500%,09/01/2035	314,883	0.0
83,043	5.500%,04/01/2036	97,195	0.0
54,428	5.500%,04/01/2036	63,509	0.0
16,204	5.500%,05/01/2036	18,830	0.0
58,447	5.500%,06/01/2036	67,966	0.0
210,801	5.500%,07/01/2036	248,305	0.0
115,025	5.500%,11/01/2036	133,924	0.0
357,024	5.500%,12/01/2036	415,329	0.0
171,536	5.500%,12/01/2036	200,062	0.0
55,990	5.500%,01/01/2037	65,829	0.0
525,685	5.500%,03/01/2037	609,980	0.0
48,950	5.500%,03/01/2037	56,911	0.0
244,839	5.500%,03/01/2037	284,752	0.0
222,278	5.500%,08/01/2037	261,456	0.0
669	5.500%,01/01/2038	774	0.0
2,246	5.500%,01/01/2038	2,604	0.0
888	5.500%,01/01/2038	1,026	0.0
8,568	5.500%,03/01/2038	9,917	0.0
10,715	5.500%,05/01/2038	12,234	0.0
33,223	5.500%,06/01/2038	38,632	0.0
976,167	5.500%,09/01/2038	1,133,762	0.0
232,579	5.500%,12/01/2038	268,749	0.0
58,018	5.500%,06/01/2039	67,304	0.0
38,486	5.500%,05/01/2040	42,749	0.0
235,301	5.500%,06/01/2040	261,402	0.0
4,828	6.000%,01/01/2034	5,423	0.0
2,813	6.000%,07/01/2034	3,158	0.0
47,828	6.000%,12/01/2034	56,662	0.0
20,100	6.000%,05/01/2035	22,468	0.0
31,709	6.000%,01/01/2036	35,423	0.0
15,339	6.000%,01/01/2036	17,117	0.0
13,251	6.000%,02/01/2036	15,781	0.0
14,609	6.000%,03/01/2036	17,166	0.0
21,914	6.000%,03/01/2036	25,729	0.0
17,084	6.000%,04/01/2036	20,001	0.0
6,849	6.000%,04/01/2036	8,087	0.0
59,118	6.000%,05/01/2036	69,883	0.0
234	6.000%,06/01/2036	275	0.0
13,557	6.000%,08/01/2036	15,979	0.0
1,722	6.000%,08/01/2036	1,920	0.0
41,533	6.000%,09/01/2036	49,034	0.0
13,783	6.000%,09/01/2036	16,149	0.0
16,797	6.000%,09/01/2036	18,743	0.0
42,357	6.000%,09/01/2036	48,237	0.0
11,378	6.000%,10/01/2036	13,320	0.0
11,217	6.000%,10/01/2036	12,507	0.0
373,783	6.000%,12/01/2036	441,498	0.0
155,019	6.000%,12/01/2036	174,115	0.0
7,411	6.000%,01/01/2037	8,263	0.0
5,535	6.000%,02/01/2037	6,241	0.0
5,269	6.000%,04/01/2037	5,875	0.0
71,672	6.000%,07/01/2037	84,438	0.0
1,051	6.000%,08/01/2037	1,225	0.0
2,247	6.000%,08/01/2037	2,633	0.0
21,791	6.000%,08/01/2037	25,602	0.0
1,956	6.000%,09/01/2037	2,282	0.0
304	6.000%,09/01/2037	356	0.0
12,721	6.000%,09/01/2037	14,906	0.0
12,601	6.000%,09/01/2037	14,455	0.0
39,275	6.000%,09/01/2037	43,815	0.0
5,250	6.000%,09/01/2037	6,156	0.0
2,210	6.000%,10/01/2037	2,511	0.0
1,507	6.000%,10/01/2037	1,710	0.0
237	6.000%,10/01/2037	278	0.0
930	6.000%,10/01/2037	1,054	0.0
13,573	6.000%,11/01/2037	16,002	0.0
37,664	6.000%,11/01/2037	43,503	0.0
19,256	6.000%,11/01/2037	21,800	0.0
5,935	6.000%,11/01/2037	6,672	0.0
6,962	6.000%,11/01/2037	7,762	0.0
1,488	6.000%,11/01/2037	1,708	0.0
5,671	6.000%,12/01/2037	6,583	0.0
33,508	6.000%,12/01/2037	39,082	0.0
27,121	6.000%,12/01/2037	31,626	0.0
12,780	6.000%,12/01/2037	14,928	0.0
11,848	6.000%,01/01/2038	13,300	0.0
3,986	6.000%,01/01/2038	4,447	0.0
747	6.000%,02/01/2038	833	0.0
80,771	6.000%,02/01/2038	93,868	0.0
120,543	6.000%,03/01/2038	135,659	0.0
6,035	6.000%,03/01/2038	6,902	0.0
299,521	6.000%,04/01/2038	352,783	0.0
18,908	6.000%,04/01/2038	22,219	0.0
20,738	6.000%,05/01/2038	24,166	0.0
20,461	6.000%,05/01/2038	22,982	0.0
1,081	6.000%,06/01/2038	1,205	0.0
14,198	6.000%,07/01/2038	16,040	0.0
25,098	6.000%,07/01/2038	28,215	0.0
850	6.000%,08/01/2038	948	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,286		6.000%,08/01/2038	2,633	0.0
34,735		6.000%,09/01/2038	38,955	0.0
17,221		6.000%,09/01/2038	19,335	0.0
6,692		6.000%,09/01/2038	7,462	0.0
21,049		6.000%,10/01/2038	24,440	0.0
38,385		6.000%,10/01/2038	44,186	0.0
44,742		6.000%,10/01/2038	52,034	0.0
14,999		6.000%,05/01/2039	16,724	0.0
524,641		6.000%,10/01/2039	620,301	0.0
20,164		6.000%,11/01/2039	22,707	0.0
720		6.500%,04/01/2030	812	0.0
57,380		6.500%,02/01/2034	64,219	0.0
7,973		6.500%,11/01/2034	9,577	0.0
10,872		6.500%,01/01/2036	12,870	0.0
24,031		6.500%,03/01/2036	28,204	0.0
41,992		6.500%,04/01/2036	48,221	0.0
575		6.500%,05/01/2036	675	0.0
4,129		6.500%,06/01/2036	4,621	0.0
5,165		6.500%,07/01/2036	5,782	0.0
1,159		6.500%,07/01/2036	1,356	0.0
19,088		6.500%,07/01/2036	22,351	0.0
46,295		6.500%,07/01/2036	52,751	0.0
2,184		6.500%,07/01/2036	2,618	0.0
32,482		6.500%,07/01/2036	36,356	0.0
573		6.500%,08/01/2036	670	0.0
8,408		6.500%,09/01/2036	9,687	0.0
16,465		6.500%,09/01/2036	19,537	0.0
1,041		6.500%,09/01/2036	1,182	0.0
96,220		6.500%,09/01/2036	116,580	0.0
3,141		6.500%,11/01/2036	3,667	0.0
832		6.500%,11/01/2036	974	0.0
12,944		6.500%,12/01/2036	14,483	0.0
2,185		6.500%,12/01/2036	2,485	0.0
34,135		6.500%,01/01/2037	40,314	0.0
20,840		6.500%,01/01/2037	23,333	0.0
182		6.500%,01/01/2037	213	0.0
15,027		6.500%,02/01/2037	17,202	0.0
11,650		6.500%,03/01/2037	13,395	0.0
5,458		6.500%,03/01/2037	6,300	0.0
53,029		6.500%,03/01/2037	62,693	0.0
32,004		6.500%,03/01/2037	35,833	0.0
455		6.500%,07/01/2037	545	0.0
2,708		6.500%,08/01/2037	3,032	0.0
3,643		6.500%,08/01/2037	4,308	0.0
1,300		6.500%,08/01/2037	1,482	0.0
16,556		6.500%,09/01/2037	18,673	0.0
1,373		6.500%,09/01/2037	1,601	0.0
426		6.500%,09/01/2037	480	0.0
1,080		6.500%,09/01/2037	1,214	0.0
106,247		6.500%,09/01/2037	122,985	0.0
69,112		6.500%,09/01/2037	83,068	0.0
7,113		6.500%,09/01/2037	8,430	0.0
6,490		6.500%,10/01/2037	7,710	0.0
772		6.500%,10/01/2037	871	0.0
25,574		6.500%,10/01/2037	30,149	0.0
19,425		6.500%,10/01/2037	21,752	0.0
1,946		6.500%,10/01/2037	2,336	0.0
92,174		6.500%,11/01/2037	105,185	0.0
10,266		6.500%,12/01/2037	12,295	0.0
2,789		6.500%,12/01/2037	3,187	0.0
1,295		6.500%,12/01/2037	1,450	0.0
1,399		6.500%,12/01/2037	1,566	0.0
1,488		6.500%,12/01/2037	1,665	0.0
8,299		6.500%,12/01/2037	9,675	0.0
60,247		6.500%,12/01/2037	67,454	0.0
19,422		6.500%,01/01/2038	22,197	0.0
522		6.500%,01/01/2038	584	0.0
998		6.500%,02/01/2038	998	0.0
43,813		6.500%,03/01/2038	52,855	0.0
45,503		6.500%,04/01/2038	51,731	0.0
2,225		6.500%,05/01/2038	2,490	0.0
64,760		6.500%,08/01/2038	72,471	0.0
36,364		6.500%,08/01/2038	42,257	0.0
40,897		6.500%,08/01/2038	48,117	0.0
22,655		6.500%,09/01/2038	26,372	0.0
19,547		6.500%,09/01/2038	22,928	0.0
12,153		6.500%,10/01/2038	13,597	0.0
11,225		6.500%,10/01/2038	12,693	0.0
3,113		6.500%,10/01/2038	3,631	0.0
194,854		6.500%,10/01/2038	234,731	0.0
17,342		6.500%,11/01/2038	21,038	0.0
44,010		6.500%,01/01/2039	53,359	0.0
1,033		6.500%,01/01/2039	1,184	0.0
15,260		6.500%,03/01/2039	18,043	0.0
5,248		6.500%,09/01/2039	5,875	0.0
			352,431,139	10.8

	Total U.S. Government Agency Obligations
	(Cost $771,822,898)		810,139,358	24.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.3%
2,500,000		Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,806,686	0.1
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,159,848	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,724,999	0.2
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.497%, 12/10/2054	1,102,908	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,268,385	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,082,066	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	707,017	0.0
315,000	(3)	COMM 2015-PC1 B, 4.577%, 07/10/2050	336,256	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,093,859	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,098,888	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,128,150	0.0
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,095,940	0.1
4,672,922	(3)	Ginnie Mae 2011-142 B, 3.471%, 02/16/2044	4,779,996	0.2
1,394,765	(3)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	1,418,877	0.0
2,744,291	(3)	Ginnie Mae 2011-38 D, 3.668%, 01/16/2051	2,829,682	0.1
57,541	(3)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	59,234	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,248,584	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,248,444	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,028,368	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,967,819	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,260,006	0.1
1,750,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,972,379	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,321,523	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,348,831	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,169,654	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,342,779	0.0
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.281%, 03/15/2048	209,720	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.675%, 09/15/2047	100,333	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.675%, 09/15/2047	100,114	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	988,337	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,166,517	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,580,262	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,170,407	0.1
5,000,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	5,473,691	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $71,786,637)		74,390,559	2.3

SUPRANATIONAL BONDS: 1.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,233,511	0.1
300,000	(2)	Asian Development Bank, 2.125%, 03/19/2025	323,294	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	2,049,261	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	1,013,760	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,135,942	0.1
750,000		European Investment Bank, 0.625%, 07/25/2025	757,460	0.0
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,767,291	0.2
3,000,000	(2)	European Investment Bank, 2.250%, 03/15/2022	3,090,081	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,028,388	0.1
1,500,000		Inter-American Development Bank, 0.250%, 11/15/2023	1,497,859	0.1
2,400,000		Inter-American Development Bank, 0.625%, 07/15/2025	2,422,502	0.1
3,000,000	(2)	Inter-American Development Bank, 1.750%, 09/14/2022	3,089,307	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	1,007,322	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	1,286,613	0.0

	Total Supranational Bonds
	(Cost $31,714,099)		32,702,591	1.0

SOVEREIGN BONDS: 1.7%
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,203,445	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,751,937	0.1
500,000	(2)	Export-Import Bank of Korea, 2.625%, 12/30/2020	502,561	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	565,048	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,103,655	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,041,909	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	5,011,392	0.1
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	3,078,501	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,889,456	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000	Korea International Bond, 4.125%, 06/10/2044	694,728	0.0
5,000,000	Mexico Government International Bond, 4.750%, 03/08/2044	5,476,475	0.2
1,460,000	Panama Government International Bond, 8.875%, 09/30/2027	2,096,648	0.1
4,000,000	Peruvian Government International Bond, 6.550%, 03/14/2037	6,062,180	0.2
4,000,000	Philippine Government International Bond, 6.375%, 01/15/2032	5,666,562	0.2
5,000,000	Province of Alberta Canada, 2.950%, 01/23/2024	5,406,067	0.2
3,000,000	Province of British Columbia Canada, 2.250%, 06/02/2026	3,273,752	0.1
3,000,000	Province of Ontario Canada, 1.125%, 10/07/2030	2,989,669	0.1
3,405,000	Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,494,415	0.1
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/2024	3,284,685	0.1

	Total Sovereign Bonds
	(Cost $52,966,406)	57,593,085	1.7

ASSET-BACKED SECURITIES: 0.4%
	Automobile Asset-Backed Securities: 0.3%
1,000,000	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	1,026,904	0.1
600,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	606,560	0.0
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	210,341	0.0
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,212,998	0.1
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,105,556	0.1
350,000	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	357,787	0.0
750,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	784,652	0.0
800,000	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	836,475	0.0
1,000,000	(1) Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,021,939	0.0
600,000	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	630,594	0.0
358,292	Santander Drive Auto Receivables Trust 2019-2 A3, 2.590%, 05/15/2023	359,886	0.0
950,000	Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	953,946	0.0
321,190	(1) Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	323,055	0.0
350,000	(1) Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	357,840	0.0
350,000	(1) Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	360,035	0.0
600,000	(1) Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	615,450	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	361,831	0.0
		11,125,849	0.3

	Credit Card Asset-Backed Securities: 0.1%
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,041,656	0.1
500,000	Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	520,554	0.0
		1,562,210	0.1

	Total Asset-Backed Securities
	(Cost $12,277,732)	12,688,059	0.4

	Total Long-Term Investments
	(Cost $3,041,197,673)	3,237,956,921	98.7

SHORT-TERM INVESTMENTS: 11.1%
	Commercial Paper: 7.1%
2,000,000	American Electric Power Co., 0.160%, 10/05/2020	1,999,956	0.1
3,800,000	American Electric Power Co., 0.190%, 10/26/2020	3,799,487	0.1
10,000,000	American Electric Power Co., 0.190%, 10/27/2020	9,998,590	0.3
10,000,000	American Honda Finance Corp., 0.260%, 11/19/2020	9,996,431	0.3
5,000,000	American Honda Finance Corp., 0.260%, 11/23/2020	4,998,065	0.1
10,000,000	American Honda Finance Corp., 0.260%, 11/24/2020	9,996,058	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,500,000		AT&T, Inc., 0.330%, 12/17/2020	2,498,256	0.1
15,000,000		Barton Capital S.A., 0.160%, 10/26/2020	14,998,299	0.5
10,000,000		Concord Minutement Capital Co. LLC, 0.150%, 10/26/2020	9,998,902	0.3
15,000,000		Crown Point Capital LLC, 0.130%, 10/15/2020	14,999,187	0.5
8,500,000		Crown Point Capital LLC, 0.170%, 12/01/2020	8,497,482	0.3
8,000,000		Dominion Resources, Inc., 0.160%, 10/02/2020	7,999,929	0.2
7,500,000		Dominion Resources, Inc., 0.180%, 10/13/2020	7,499,526	0.2
7,500,000		Dominion Resources, Inc., 0.210%, 11/18/2020	7,497,928	0.2
8,118,000		Dominion Resources, Inc., 0.200%, 11/16/2020	8,115,870	0.2
6,000,000		Duke Energy Corp., 0.100%, 10/05/2020	5,999,916	0.2
4,000,000		Duke Energy Corp., 0.190%, 10/21/2020	3,999,571	0.1
14,000,000		Duke Energy Corp., 0.220%, 12/02/2020	13,994,806	0.4
11,500,000		DuPont de Nemours, Inc., 0.210%, 12/11/2020	11,495,262	0.3
15,000,000		Enbridge (US) Inc., 0.220%, 12/10/2020	14,993,580	0.5
6,000,000		Entergy Corp., 0.280%, 10/22/2020	5,998,977	0.2
5,000,000		Entergy Corp., 0.290%, 10/27/2020	4,998,927	0.2
5,000,000		Entergy Corp., 0.290%, 10/28/2020	4,998,884	0.2
11,700,000		Entergy Corp., 0.300%, 11/10/2020	11,696,082	0.4
3,000,000		Entergy Corp., 0.300%, 11/13/2020	2,998,918	0.1
10,000,000		Lyondellbasell Investment LLC, 0.160%, 10/07/2020	9,999,689	0.3
17,000,000		Qualcomm Inc., 0.090%, 10/14/2020	16,999,405	0.5

	Total Commercial Paper
	(Cost $231,061,277)		231,067,983	7.1

		Repurchase Agreements: 3.1%
4,642,912	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $4,642,929, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $4,735,770, due 09/01/29-02/20/69)	4,642,912	0.1
8,401,618	(6)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $8,401,673, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $8,821,699, due 08/10/21-08/21/40)	8,401,618	0.3
8,978,865	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $8,978,890, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $9,158,442, due 10/25/20-06/20/69)	8,978,865	0.3
2,163,213	(6)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,163,218, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,206,486, due 08/15/27-09/01/50)	2,163,213	0.1
7,931,638	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $7,931,664, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $8,090,304, due 10/08/20-08/15/50)	7,931,638	0.2
16,748,195	(6)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $16,748,232, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $17,083,160, due 11/27/20-11/01/59)	16,748,195	0.5

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,162,670	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $3,162,678, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,225,924, due 10/01/20-09/01/50)	3,162,670	0.1
6,240,063	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $6,240,085, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $6,364,887, due 02/15/21-07/20/70)	6,240,063	0.2
3,370,091	(6)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,370,102, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $3,437,505, due 08/31/23-08/15/40)	3,370,091	0.1
24,142,585	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $24,142,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $24,625,437, due 10/27/20-07/15/61)	24,142,585	0.7
1,968,623	(6)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $1,968,634, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $2,060,216, due 10/27/20-07/09/40)	1,968,623	0.1
4,243,058	(6)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,243,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $4,327,920, due 06/01/26-02/15/60)	4,243,058	0.1
11,331,521	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $11,331,586, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,589,177, due 04/15/22-02/15/46)	11,331,521	0.3

	Total Repurchase Agreements
	(Cost $103,325,052)		103,325,052	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 0.9%
3,251,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	3,251,000	0.1
24,137,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	24,137,000	0.7
2,804,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	2,804,000	0.1
	Total Mutual Funds
	(Cost $30,192,000)		30,192,000	0.9

	Total Short-Term Investments
	(Cost $364,578,329)		364,585,035	11.1

	Total Investments in Securities (Cost $3,405,776,002)		$ 3,602,541,956	109.8
	Liabilities in Excess of Other Assets		(320,210,232)	(9.8)
	Net Assets		$ 3,282,331,724	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$933,281,049	$–	$933,281,049
Collateralized Mortgage Obligations	–	2,048,324	–	2,048,324
Municipal Bonds	–	31,764,916	–	31,764,916
Sovereign Bonds	–	57,593,085	–	57,593,085
U.S. Government Agency Obligations	–	810,139,358	–	810,139,358
Asset-Backed Securities	–	12,688,059	–	12,688,059
Supranational Bonds	–	32,702,591	–	32,702,591
Commercial Mortgage-Backed Securities	–	74,390,559	–	74,390,559
U.S. Treasury Obligations	–	1,283,348,980	–	1,283,348,980
Short-Term Investments	30,192,000	334,393,035	–	364,585,035
Total Investments, at fair value	$30,192,000	$3,572,349,956	$–	$3,602,541,956
Other Financial Instruments+
Futures	2,075	–	–	2,075
Total Assets	$30,194,075	$3,572,349,956	$–	$3,602,544,031
Liabilities Table
Other Financial Instruments+
Futures	$(287)	$–	$–	$(287)
Total Liabilities	$(287)	$–	$–	$(287)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	18	12/31/20	$2,268,563	$2,075
			$2,268,563	$2,075
Short Contracts:
U.S. Treasury 2-Year Note	(3)	12/31/20	(662,883)	(287)
			$(662,883)	$(287)

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,410,697,336.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$199,307,601
Gross Unrealized Depreciation	(7,461,193)
Net Unrealized Appreciation	$191,846,408